UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06693

Nuveen Select Tax-Free Income Portfolio 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio 3 (NXR)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	Alaska – 1.2%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/16 at 100.00	B3	$ 2,645,976
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.9%
1,770	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2008A,	10/18 at 100.00	AAA	1,941,902
	5.000%, 10/01/20
	California – 22.9%
12,500	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	6,937,750
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B3	1,017,910
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
1,125	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	12/16 at 100.00	B–	1,125,293
	County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
890	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	1,055,095
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
240	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	11/16 at 100.00	Baa3	243,965
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
2,275	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,613,749
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/28 – NPFG Insured
3,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A+	2,550,382
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
700	4.500%, 6/01/27	6/17 at 100.00	B	712,992
2,090	5.000%, 6/01/33	6/17 at 100.00	B–	2,107,075
4,055	Kern Community College District, California, General Obligation Bonds, Series 2003A, 0.000%,	No Opt. Call	Aa2	3,044,981
	3/01/28 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,020,290
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
11,985	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	7,572,123
	Bonds, Election of 2002, Series 2007C, 0.000%, 8/01/32 – AGM Insured
3,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	2,371,860
	of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	5,596,242
	Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)
1,500	Placer Union High School District, Placer County, California, General Obligation Bonds, Series	No Opt. Call	AA	947,700
	2004C, 0.000%, 8/01/32 – AGM Insured
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	5,176,080
	Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/32
3,940	Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds, Combined Whitewater and	No Opt. Call	AA–	2,087,924
	1984 Project Areas, Series 2003A, 0.000%, 4/01/35 – NPFG Insured
1,030	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor,	8/17 at 100.00	AA–	1,067,595
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
2,280	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	2,464,589
	Series 2008A, 5.000%, 5/01/38 (Pre-refunded 5/01/18) (WI/DD, Settling 7/01/16) – AGM Insured
69,180	Total California			48,713,595
	Colorado – 5.8%
1,540	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,551,858
	SYNCORA GTY Insured
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	2,240,900
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,035,530
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,290,382
	5.000%, 11/15/43
1,295	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	AA–	825,394
	NPFG Insured
5,520	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	AA–	3,113,390
	NPFG Insured
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	1,201,200
	Bonds, Refunding Series 2015A, 5.000%, 12/01/33
14,290	Total Colorado			12,258,654
	District of Columbia – 0.8%
1,700	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA	1,719,210
	Senior Lien Refunding Series 2007A, 5.000%, 10/01/20 – AGM Insured
	Florida – 5.6%
1,000	Broward County, Florida, Professional Sports Facilities Tax and Revenue Bonds, Broward County	No Opt. Call	AA	1,006,980
	Civic Arena Project, Refunding Series 2006A, 5.000%, 9/01/28 – AMBAC Insured
1,825	Duval County School Board, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3 (4)	1,906,377
	Series 2008, 5.000%, 7/01/26 (Pre-refunded 7/01/17) – AGM Insured
1,825	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series	No Opt. Call	Aa2	1,825,237
	2010B, 5.000%, 7/01/16
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A	1,009,770
	General Hospital, Series 2006, 5.250%, 10/01/41
2,500	JEA St. Johns River Power Park System, Florida, Revenue Bonds, 2012-Issue 2 Series 25,	No Opt. Call	Aa2	2,528,825
	5.000%, 10/01/16
3,400	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2007A,	4/17 at 100.00	AA–	3,510,330
	5.000%, 4/01/23 – AMBAC Insured
11,550	Total Florida			11,787,519
	Georgia – 0.5%
1,020	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University,	No Opt. Call	AA+	1,024,111
	Refunding Series 2005A, 5.000%, 9/01/18
	Illinois – 13.2%
3,900	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%,	No Opt. Call	AA–	2,390,076
	12/01/28 – FGIC Insured
1,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/17 at 100.00	AA	1,124,090
	Series 2008B, 5.000%, 1/01/20 – AGM Insured
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	1/17 at 100.00	AA	2,006,340
	1/01/31 – AGM Insured
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	321,610
	6.000%, 7/01/43
1,600	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	1,716,416
	5.000%, 5/15/24 – AGM Insured
1,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	1,601,040
	Refunding Series 2008A, 5.500%, 8/15/30
1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	No Opt. Call	AA– (4)	1,142,789
	2015-XF0248, 8.984%, 7/01/46 (Pre-refunded 7/01/17) (IF) (6)
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	756,533
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,500	Illinois Health Facilities Authority, Revenue Bonds, Evangelical Hospitals Corporation, Series	No Opt. Call	N/R (4)	1,776,960
	1992C, 6.250%, 4/15/22 (ETM)
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB+	2,480,131
1,000	Kankakee & Will Counties Community Unit School District 5, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	842,380
	Series 2006, 0.000%, 5/01/23 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
2,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AA–	1,545,325
4,775	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	2,837,687
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	2,373,600
2,000	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AA–	926,580
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22	3/17 at 100.00	AA– (4)	2,058,580
	(Pre-refunded 3/01/17) – NPFG Insured
1,400	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	1,726,480
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	380,742
	6.000%, 10/01/42
34,835	Total Illinois			28,007,359
	Indiana – 2.9%
5,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2007A, 4.000%, 2/01/27	2/17 at 100.00	AAA	5,101,200
	(Pre-refunded 2/01/17)
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	308,667
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
1,000	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series	No Opt. Call	AA	770,540
	2005Z, 0.000%, 7/15/28 – AGM Insured
6,270	Total Indiana			6,180,407
	Iowa – 1.1%
1,230	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	1,281,488
	Project, Series 2013, 5.000%, 12/01/19
950	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	953,905
	5.600%, 6/01/34
2,180	Total Iowa			2,235,393
	Maryland – 0.3%
550	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	553,328
	9/01/23 – SYNCORA GTY Insured
	Michigan – 3.0%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	405,066
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,635	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA–	3,646,232
	7/01/34 – FGIC Insured
700	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	702,429
	5.000%, 7/01/33 – AGM Insured
1,295	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AA (4)	1,399,170
	& Site Series 2008, 5.000%, 5/01/21 (Pre-refunded 5/01/18) – AGM Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	291,068
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
6,235	Total Michigan			6,443,965
	Minnesota – 1.4%
3,040	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/16	No Opt. Call	AA+	3,052,069
	Missouri – 0.1%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	294,565
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Montana – 0.8%
1,440	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	1,583,582
	Services Corporation, Composite Deal Series 2010A, 4.750%, 1/01/40
	Nevada – 1.7%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,126,040
	International Airport, Series 2010A, 5.250%, 7/01/42
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	11/16 at 100.00	AA–	2,499,900
3,500	Total Nevada			3,625,940
	New Jersey – 2.6%
2,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/17 at 100.00	AA–	2,017,160
	2004A, 5.000%, 7/01/34 – NPFG Insured
305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	373,009
	Issue, Refunding Series 2015A, 5.000%, 7/01/28 – AGM Insured
4,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	3,174,955
	2006C, 0.000%, 12/15/28 – AMBAC Insured
7,205	Total New Jersey			5,565,124
	New Mexico – 0.5%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,017,930
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	New York – 4.0%
1,025	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	N/R (4)	1,030,361
	Kaleida Health, Series 2006, 4.700%, 2/15/35 (Pre-refunded 8/15/16)
2,625	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/16 at 100.00	N/R (4)	2,650,069
	Education Series 2006D, 5.000%, 3/15/36 (Pre-refunded 9/15/16)
300	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	306,705
	2/15/47 – NPFG Insured
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	1,526,613
	Series 2012F, 5.000%, 11/15/26
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	867,997
	Series 2007B, 4.750%, 11/01/27 (6)
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	1,717,336
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	313,560
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,965	Total New York			8,412,641
	North Carolina – 0.3%
500	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009, 4.000%,	6/19 at 100.00	AAA	547,190
	6/01/21 (Pre-refunded 6/01/19)
	Ohio – 4.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,345	5.375%, 6/01/24	6/17 at 100.00	B–	1,332,384
1,465	6.000%, 6/01/42	6/17 at 100.00	B–	1,466,084
435	5.875%, 6/01/47	6/17 at 100.00	B–	434,234
3,720	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	3,800,760
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,475	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,723,567
	2013A-1, 5.000%, 2/15/48
8,440	Total Ohio			8,757,029
	Pennsylvania – 1.7%
2,435	Dauphin County Industrial Development Authority, Pennsylvania, Water Development Revenue	No Opt. Call	A–	2,549,932
	Refunding Bonds, Dauphin Consolidated Water Supply Company, Series 1992B, 6.700%, 6/01/17
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,135,760
	Bonds, Series 2010B, 5.000%, 12/01/30
3,435	Total Pennsylvania			3,685,692
	Puerto Rico – 2.3%
945	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	CC	968,219
	7/01/31 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
1,170	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	274,810
12,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,706,240
9,015	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Caa3	869,767
23,130	Total Puerto Rico			4,819,036
	South Dakota – 0.2%
400	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	482,240
	Series 2015, 5.000%, 11/01/35
	Tennessee – 0.4%
795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	918,495
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 11.8%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+ (4)	305,458
	6.000%, 1/01/41 (Pre-refunded 1/01/21)
85	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	103,105
	5.000%, 1/01/34
3,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Series 2008, 5.000%,	12/18 at 100.00	AA+ (4)	3,308,910
	12/01/23 (Pre-refunded 12/01/18)
2,500	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds,	No Opt. Call	AAA	2,515,125
	Refunding Series 2006, 5.000%, 2/15/18
4,640	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	5,446,942
	2013A, 5.500%, 4/01/53
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,405	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	AA–	772,736
2,510	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	AA–	1,062,860
2,235	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 62.70	AA–	1,046,315
	0.000%, 11/15/32 – NPFG Insured
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien
	Series 2001A:
3,045	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	AA	1,622,010
4,095	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	AA	1,697,418
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,580,802
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
290	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	AA	393,840
	Series 2008I, 6.200%, 1/01/42 – AGC Insured
2,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	2,276,000
	2012, 5.000%, 12/15/32
2,410	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	1,941,400
	2002A, 0.000%, 8/15/25 – AMBAC Insured
30,720	Total Texas			25,072,921
	Utah – 1.0%
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	AA–	2,100,527
	Virginia – 3.3%
3,500	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	2,975,910
	Appreciation Series 2012B, 0.000%, 7/15/32 (5)
1,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2009B, 5.000%, 8/01/17	No Opt. Call	AA+	1,572,645
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	601,000
1,510	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,758,304
7,010	Total Virginia			6,907,859
	Washington – 3.1%
745	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2015A, 5.000%, 5/01/17	No Opt. Call	AA	772,721
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,131,639
	Center, Series 2011A, 5.625%, 1/01/35
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,774,520
	Refunding Series 2012A, 5.000%, 10/01/32
5,735	Total Washington			6,678,880
	Wisconsin – 1.0%
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,446,013
	Series 2012B, 5.000%, 2/15/32
770	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/16 at 100.00	AA	773,095
2,020	Total Wisconsin			2,219,108
$ 264,325	Total Municipal Bonds (cost $173,844,391)			209,252,247

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 92	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 2,775
25	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	738
$ 117	Total Corporate Bonds (cost $10,497)				3,513
	Total Long-Term Investments (cost $173,854,888)				209,255,760
	Other Assets Less Liabilities – 1.5% (9)				3,206,542
	Net Assets – 100%				$ 212,462,302

Investments in Derivatives as of June 30, 2016
Interest Rate Swaps
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	$5,250,000	Receive	USD-BMA	1.190%	Quarterly	7/31/17	7/31/27	$13,550

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$209,252,247	$ —	$209,252,247
Corporate Bonds	—	—	3,513	3,513
Investments in Derivatives:
Interest Rate Swaps*	—	13,550	—	13,550
Total	$ —	$209,265,797	$3,513	$209,269,310
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $172,043,266.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$37,283,287
Depreciation	(70,793)
Net unrealized appreciation (depreciation) of investments	$37,212,494

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016